Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Principal Repayments [Abstract]
Year 1	$ 16,988
Year 2	28,222
Year 3	11,298
Year 4	11,298
Year 5	60,691
Total	$ 128,497